Apr. 29, 2016

BLACKROCK FUNDS III

BlackRock Large Cap Index Fund

(the “Fund”)

Supplement dated April 5, 2017

to the Fund’s Summary Prospectus dated October 5, 2016 and Prospectus and Statement of Additional Information (“SAI”), each dated April 29, 2016 (as amended October 5, 2016)

Effective June 19, 2017, the Fund will change its name to iShares Russell 1000 Large-Cap Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.